EQUITY-BASED COMPENSATION - Incentive Units (Details) - Unvested Incentive Units $ in Millions	7 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclassification of previously accrued compensation liability to equity	$ 5.3
Unamortized compensation expense	$ 303.9
Weighted-average amortization period	4 years 7 months 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount for lack of marketability	11.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount for lack of marketability	12.00%